Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Data	Unaudited Quarterly Financial Data
The following table presents the unaudited quarterly financial data. This information has been prepared on a basis consistent with that of the audited consolidated financial statements and all necessary material adjustments, consisting of normal recurring accruals and adjustments, have been included to present fairly the unaudited quarterly financial data. The quarterly results of operations for these periods are not necessarily indicative of future results of operations. Typically, the first quarter of each fiscal year has the lower results than the remainder of the year, representing the Company's weakest quarter due to seasonality at our businesses. The per share calculations for each of the quarters are based on the weighted average number of shares for each period using the two class method, which requires companies to allocate participating securities that have rights to earnings that otherwise would have been available only to common shareholders as a separate class of securities in calculating earnings per share; therefore, the sum of the quarters will not equal to the full year per share amount.

(in thousands)	December 31, 2018	September 30, 2018	June 30, 2018	March 31, 2018
Total revenues	$370,918	$360,283	$339,989	$286,130
Gross profit	123,479	123,997	118,479	103,887
Operating income	19,255	20,864	11,702	4,807
Income (loss) from continuing operations	(7,459)	(657)	(8,262)	(2,499)
Income from discontinued operations, net of tax	898	6,423	7,630	878
Gain on sale of discontinued operations, net of tax	93	—	1,165	—
Net income (loss) attributable to Holdings	(7,179)	4,726	(908)	(2,341)

Basic and fully diluted income (loss) per share attributable to Holdings:
Continuing operations	$(0.28)	$(0.18)	$(0.24)	$(0.11)
Discontinued operations	0.03	0.11	0.14	0.02
Basic and fully diluted income (loss) per share attributable to Holdings	$(0.25)	$(0.07)	$(0.10)	$(0.09)

(in thousands)	December 31, 2017 (1)	September 30, 2017	June 30, 2017	March 31, 2017 (2)
Total revenues	$277,448	$254,333	$241,414	$229,588
Gross profit	101,554	95,681	87,971	76,183
Operating income	22,623	9,054	4,712	(11,888)
Income (loss) from continuing operations	39,250	3,408	(5,911)	(22,637)
Income from discontinued operations, net of tax	9,881	4,948	3,171	1,162
Gain on sale of discontinued operations, net of tax	—	—	—	340
Net income (loss) attributable to Holdings	$46,002	$7,706	$(4,112)	$(21,605)

Basic and fully diluted income (loss) per share attributable to Holdings:
Continuing operations	$0.38	$0.02	$(0.59)	$(0.63)
Discontinued operations	0.15	0.08	0.06	0.03
Basic and fully diluted income (loss) per share attributable to Holdings	$0.53	$0.10	$(0.53)	$(0.60)

(1)
As a result of Tax Act, the Company recognized a tax benefit of $20.4 million in the fourth quarter, representing the effect of the reduction in the U.S. federal corporate income tax rate from 35% to 21%, offset by the one-time transition tax liability of our foreign subsidiaries.

(2)	The Company recorded goodwill impairment expense of $8.9 million related to the Arnold business in the first quarter of 2017.

Discontinued Operations
Subsequent to the year ended December 31, 2018, the Company sold its Manitoba Harvest and Clean Earth operating segments and reclassified the historical operations of Manitoba Harvest and Clean Earth to discontinued operations. The following table summarizes the operating results of Manitoba Harvest and Clean Earth that were reclassified to income from discontinued operations for each of the quarterly periods in the years ended December 31, 2018 and 2017.

(in thousands)	December 31, 2018	September 30, 2018	June 30, 2018	March 31, 2018

Total revenue	81,605	88,417	89,768	74,563
Gross profit	24,212	25,707	32,203	22,224
Operating income	866	3,390	8,543	(109)
Income from discontinued operations, net of tax	898	6,423	7,630	878

(in thousands)	December 31, 2017	September 30, 2017	June 30, 2017	March 31, 2017

Total revenue	70,951	69,624	65,967	60,404
Gross profit	24,377	22,044	21,749	18,150
Operating income	(4,967)	5,423	2,471	(224)
Income from discontinued operations, net of tax	9,881	4,948	3,171	1,162